UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2014

MFS® MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 138.3%
Airport Revenue - 2.3%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$235,000	$198,302
Chicago, IL, O’Hare International Airport Rev. General Airport Sr. Lien Rev., “A”, 5%, 2022	2,880,000	3,205,440
Guam International Airport Authority Rev., “C”, 5%, 2016	45,000	47,598
Guam International Airport Authority Rev., “C”, 5%, 2017	80,000	84,984
Houston, TX, Airport System Rev., “B”, 5%, 2026	265,000	291,452
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	250,000	257,248
Massachusetts Port Authority Rev., “A”, 5%, 2037	65,000	67,067
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	485,000	529,077
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	550,000	595,947
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	1,215,000	1,271,874

		$6,548,989
General Obligations - General Purpose - 7.0%
Bellwood, IL, 5.875%, 2027	$300,000	$278,136
Bellwood, IL, 6.15%, 2032	700,000	639,562
Charleston County, SC, Transportation Sales Tax, 5%, 2022	880,000	1,060,910
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	1,260,000	1,363,194
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 2021	1,755,000	2,101,946
Guam Government, “A”, 7%, 2039	170,000	178,425
Luzerne County, PA, AGM, 6.75%, 2023	860,000	962,366
Richmond, VA, Public Improvement, “A”, 5%, 2023	2,630,000	3,132,462
State of California, 5.25%, 2028	660,000	743,081
State of California, 5.25%, 2030	1,560,000	1,741,272
State of California, 5.25%, 2035	1,285,000	1,393,904
State of Hawaii, “DZ”, 5%, 2031	335,000	368,148
State of Illinois, 5.5%, 2038	305,000	318,411
State of Washington, “R”, 5%, 2022	4,540,000	5,410,727

		$19,692,544
General Obligations - Schools - 0.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$525,000	$244,818
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	195,309
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	145,000	64,228
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	955,000	502,817
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	965,000	454,891

		$1,462,063
Healthcare Revenue - Hospitals - 25.4%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$574,248
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,500,240
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	260,000	268,765
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	650,000	708,071
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	1,295,000	1,470,654
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 2045	1,710,000	1,748,971
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 2030	1,060,000	1,104,287
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.25%, 2023	655,000	652,662
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	865,000	910,456
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	1,150,000	1,155,796
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	615,000	646,439
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	175,000	191,615
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,425,542
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	1,405,000	1,482,963

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	$570,000	$619,567
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	510,000	553,299
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	610,000	784,710
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047	495,000	411,726
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	630,000	630,139
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	1,137,355
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 2043	360,000	385,614
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	940,000	1,020,417
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	1,004,570
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,860,000	1,924,077
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	595,000	611,255
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	375,000	383,059
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 2038	365,000	394,317
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	1,095,000	1,150,243
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	170,000	163,052
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,115,000	1,156,868
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	107,748
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	495,000	499,005
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	110,000	115,552
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	700,000	726,614
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,000,000	2,070,240
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	1,116,023
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	450,000	383,882
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	1,100,000	866,503
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	450,000	348,426
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	1,110,000	1,184,825
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	99,044
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	387,834
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	300,000	302,328
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	175,000	176,727
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,397,093
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2015 (c)	1,610,000	1,709,128
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,683,015
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,735,000	1,777,750
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	1,918,466
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health), 5%, 2040 (u)	12,500,000	12,763,000
Salida, CO, Hospital District Rev., 5.25%, 2036	1,572,000	1,513,443
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), ETM, FRN, AMBAC, 13.037%, 2020 (c)(p)	600,000	603,672
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	255,000	276,678
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	385,000	417,325
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	595,000	562,287
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	1,113,495
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,085,000	3,089,967
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	935,356
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	670,000	638,450
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	1,750,000	1,939,543
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	1,400,000	1,449,070
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	195,759
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	874,746
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	320,000	335,379

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	$95,000	$98,034
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	1,137,906

		$70,985,290
Healthcare Revenue - Long Term Care - 12.6%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 2033	$185,000	$187,054
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 2043	185,000	185,683
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036 (a)(d)	3,400,000	34,000
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	169,072
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	211,381
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	148,355
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 2044	935,000	942,256
Colorado Health Care Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 2043	400,000	399,992
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	380,000	301,750
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	375,000	376,466
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 2033	650,000	618,547
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 2043	170,000	174,891
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	740,000	653,768
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	1,360,000	1,449,474
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	330,000	330,333
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	984,830
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	193,850
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	117,335
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	275,000	306,793
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	410,000	382,403
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	368,993
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 2021	405,000	405,656
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 2020	285,000	284,504
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	850,000	908,922
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	500,000	508,990
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	390,000	326,095
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	710,728
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	485,000	392,753
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,258,011
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	475,000	439,921
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	514,582
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	360,000	353,243
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	343,000	34
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	147,000	15
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 2041	535,000	539,756
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 2032	740,000	689,754
Indiana Finance Authority Rev. (Marquette Project), 5%, 2039	185,000	169,669
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	808,736
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 6%, 2043	608,384	509,710
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 2048 (a)	196,784	5,211
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	330,000	301,445
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	200,000	184,270
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	250,000	265,155
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	200,000	213,090
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	301,008
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	345,000	361,815
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	475,000	500,503

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$1,270,000	$1,303,109
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	239,410	211,533
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	59,939	51,198
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	15,996	11,702
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	79,566	489
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 2033	175,000	171,098
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	275,000	265,166
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,130,000	1,140,588
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2028	565,000	567,622
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	505,313
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	658,787
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	215,000	214,475
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	330,000	325,958
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 2037	595,000	566,624
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	290,000	290,351
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 2046	253,000	213,231
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 2053	22,000	18,775
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 2046	43,000	36,241
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	431,680
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	89,335
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	367,169	243,877
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	335,086	208,497
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	157,358	1,770
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	143,608	1,616
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	105,000	91,292
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	1,565,000	1,608,069
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	465,000	418,365
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	115,000	118,849
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	100,000	89,783
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	780,000	795,538
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	1,500,000	1,449,480
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	225,000	227,887
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	170,000	171,340
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	245,000	270,799
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	370,000	404,521
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	461,191
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	839,403
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 2020	775,000	775,000
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 2043	465,000	471,929

		$35,213,283
Healthcare Revenue - Other - 0.3%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$705,000	$759,504

Human Services - 1.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	$480,000	$466,238
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	364,249

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	$1,100,000	$1,098,603
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	620,000	591,827
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	500,000	499,995

		$3,020,912
Industrial Revenue - Airlines - 9.5%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$555,000	$656,004
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	285,000	303,833
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	3,478,256
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	1,600,000	1,565,856
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	3,690,000	3,690,701
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 2029	385,000	385,481
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	470,000	486,267
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “B”, 6.125%, 2017	335,000	335,017
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2021	1,735,000	1,735,000
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	820,000	843,222
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	1,405,000	1,384,290
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	910,000	884,729
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	910,000	885,385
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,595,335
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	5,485,000	6,026,918
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	1,025,000	1,126,270
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	345,000	325,749
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	920,000	868,609

		$26,576,922
Industrial Revenue - Chemicals - 2.1%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$2,000,000	$2,124,480
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	75,000	77,418
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	1,069,800
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	610,000	677,271
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,922,093

		$5,871,062
Industrial Revenue - Environmental Services - 2.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	$695,000	$728,631
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	451,959
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	705,000	716,477
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	915,000	870,458
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	1,785,000	1,613,765
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	1,825,000	1,652,246
Ohio Solid Waste Rev. (Republic Services, Inc. Project), FRN, 0.52%, 2035	375,000	375,019
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A” , FRN, 0.55%, 2019 (b)	690,000	690,552
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	335,000	322,739

		$7,421,846
Industrial Revenue - Other - 2.6%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$12,624	$126
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	735,000	710,554
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 2036 (a)(d)	224,775	2,248
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	90,000	91,909
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	390,000	384,942
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	420,000	404,347

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	$420,000	$389,865
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	424,354
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	310,000	310,546
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,255,358
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	1,165,000	1,174,984

		$7,149,233
Industrial Revenue - Paper - 2.9%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$155,000	$158,126
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	2,148,882
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,294,780
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	260,000	200,785
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	643,539
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	565,000	569,797
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 2034	615,000	637,411
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 2044	1,475,000	1,534,679
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (a)(d)	1,798,697	180
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	673,309	67

		$8,188,246
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$230,000	$244,732
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	520,000	569,920
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	1,205,000	256,038
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	885,000	885,133
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	527,504
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	275,564

		$2,758,891
Miscellaneous Revenue - Other - 5.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5.25%, 2015	$500,000	$506,420
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	215,000	225,301
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	170,000	176,193
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	330,000	334,594
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	290,000	265,040
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	440,000	370,418
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2032	135,000	138,468
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2033	70,000	71,545
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 2043	270,000	276,280
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	235,000	250,942
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	25,000	20,856
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	130,000	134,765
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	700,000	715,547
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,130,825
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	245,000	280,861
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	1,285,000	1,484,753
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	965,000	969,072
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2035	300,000	296,877
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	820,000	777,401
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	240,000	225,389
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	65,000	67,201
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 2043	420,000	423,671
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 2027	70,000	76,479
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 2028	70,000	72,148

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 2031	$210,000	$212,444
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	455,000	513,777
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	1,065,000	1,138,900
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	1,125,000	1,119,600
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	85,000	90,747
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	140,000	135,020
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	815,000	784,666
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	325,000	311,974
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2042	2,245,000	1,839,845

		$15,438,019
Multi-Family Housing Revenue - 1.4%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$210,000	$210,340
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	2,000,000	2,248,140
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	435,291
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	1,095,000	679,174
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	447,296

		$4,020,241
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$460,000	$496,216

Port Revenue - 0.5%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 2028	$125,000	$136,811
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	195,000	205,932
Port Authority of NY & NJ, (170th Series), 5%, 2016	265,000	296,707
Port Authority of NY & NJ, (170th Series), 5%, 2017	265,000	304,111
Port Authority of NY & NJ, (170th Series), 5%, 2018	150,000	174,180
Port Authority of NY & NJ, (170th Series), 5%, 2019	260,000	304,845

		$1,422,586
Sales & Excise Tax Revenue - 1.7%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$275,000	$292,933
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	550,000	583,985
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	105,000	110,775
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	1,180,000	1,230,433
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	590,000	610,326
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 2027	1,165,000	1,309,530
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	875,000	676,611

		$4,814,593
Single Family Housing - Local - 0.1%
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	$25,000	$26,199
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	40,000	42,227
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	125,000	129,449
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	35,000	35,380

		$233,255
Single Family Housing - State - 1.2%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$365,000	$357,788
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	1,615,000	1,634,655
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	1,000,000	984,960
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	440,000	451,282

		$3,428,685

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - 0.2%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$645,000	$647,793

State & Local Agencies - 1.1%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$100,000	$103,881
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	250,000	264,563
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	160,000	165,411
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	220,000	220,319
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	620,000	626,448
Massachusetts College Building Authority Rev., “C”, 3%, 2042	125,000	88,263
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	555,000	592,213
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	195,000	211,815
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 2021	515,000	558,811
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	260,000	288,093

		$3,119,817
Student Loan Revenue - 0.6%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$280,000	$284,242
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	280,000	283,867
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	30,000	30,451
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	555,000	561,566
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	625,000	657,506

		$1,817,632
Tax - Other - 1.6%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$160,000	$148,523
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	685,000	619,795
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	710,000	716,134
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	620,000	662,774
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 2034	1,670,000	1,777,715
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	395,000	425,221

		$4,350,162
Tax Assessment - 5.0%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$265,000	$277,837
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036 (a)(d)	120,000	72,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 2036	450,000	413,780
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “B-2”, 5.1%, 2014	120,000	121,256
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014 (a)(d)	50,000	30,000
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 2022	500,000	482,385
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	854,943
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	471,354
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	715,000	752,788
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	615,000	606,525
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	75,000	74,745
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	300,178
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	790,000	766,695
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	527,425
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	660,000	480,308
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	170,000	76,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	100,000	91,530

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	$410,000	$394,990
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	355,000	251,578
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 2022	505,000	560,666
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 2023	505,000	557,929
Main Street Community Development District, FL, “A”, 6.8%, 2038	535,000	532,282
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	650,000	338,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	239,155
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	145,000	144,754
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	910,000	861,270
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	169,000	169,008
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	592,000	523,695
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 2023	600,000	582,180
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 2045	265,000	268,154
Paseo Community Development District, FL, “B”, 4.875%, 2010 (a)(d)	210,000	2
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	420,000	146,899
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	40,000	41,612
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 2043	1,275,000	187,884
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010 (d)	165,000	105,600
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	500,000	129,275
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 2033	101,000	91,989
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 2038	111,000	99,869
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	780,000	787,246
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	210,000	90,300
Watergrass Community Development District, FL, “A”, 5.375%, 2039	400,000	232,276
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	135,000	131,136

		$13,867,998
Tobacco - 6.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$1,935,000	$1,553,128
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,275,000	1,009,545
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,155,000	1,133,471
District of Columbia, Tobacco Settlement, 6.25%, 2024	450,000	451,976
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	585,000	460,167
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	880,000	997,630
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	2,645,000	2,956,396
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,407,572
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	5,355,000	5,023,900
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	3,025,000	2,226,945
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	2,190,000	1,611,314

		$18,832,044
Toll Roads - 3.3%
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 2027	$4,115,000	$1,988,615
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,580,000	1,745,521
North Texas Tollway Authority Rev., 6%, 2038	1,505,000	1,668,714
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,110,000	1,201,464
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 2038	280,000	305,259
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 2043	225,000	239,499
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	765,000	799,846
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,225,000	1,218,005

		$9,166,923

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 0.5%
Arizona Transportation Board Highway Rev., “A”, 5%, 2036	$1,290,000	$1,389,059

Universities - Colleges - 13.4%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$1,055,000	$1,074,897
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	240,000	252,202
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	530,000	572,639
California State University Rev., “A”, 5%, 2037	1,950,000	2,050,718
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	370,000	371,961
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	145,000	134,788
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 2023	105,000	100,148
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 2043	600,000	603,960
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	708,146
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,255,000	1,084,270
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	905,000	929,136
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	515,000	517,426
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	111,615
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2038 (u)	20,000,000	21,622,200
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2015 (c)	220,000	248,112
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 2029	315,000	342,210
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	1,370,000	1,483,833
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	885,000	918,471
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2019 (c)	1,065,000	1,403,457
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 2017 (c)	590,000	691,232
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	295,000	311,042
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	70,000	47,937
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	35,000	23,371
Regents of the University of Michigan General Rev., “C”, 5%, 2017	1,060,000	1,204,139
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	540,000	560,563

		$37,368,473
Universities - Dormitories - 1.0%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$350,000	$354,589
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	380,000	362,957
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	415,000	452,732
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	1,215,000	1,338,395
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	155,000	156,060
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	215,000	212,934

		$2,877,667
Universities - Secondary Schools - 5.1%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 2043 (n)	$365,000	$334,946
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	240,000	171,686
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 2032	250,000	206,243
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 2045	995,000	987,577
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 2033	170,000	179,982
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	130,000	132,300
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 2042	365,000	340,359
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 2043	275,000	285,087
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	570,000	603,932
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	180,000	149,551
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	350,000	372,295
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	75,000	72,880
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 2042	180,000	172,345
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 2043	200,000	209,198
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 2033	80,000	85,940
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	295,000	267,282

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	$615,000	$548,254
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2040	380,000	352,902
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 2041	875,000	896,849
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	365,000	390,973
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	421,086
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	872,339
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	151,875
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	275,000	262,829
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 2033	445,000	448,173
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 2033	100,000	101,722
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	755,000	759,168
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	290,000	294,336
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	345,000	295,424
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	120,000	126,577
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	240,000	253,334
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	770,000	854,600
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	830,000	890,125
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	495,000	408,281
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	1,255,000	1,254,975

		$14,155,425
Utilities - Cogeneration - 1.0%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$2,005,000	$1,752,290
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	200,000	205,038
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	820,000	728,439

		$2,685,767
Utilities - Investor Owned - 2.6%
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	$835,000	$26,094
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	470,000	512,779
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	1,840,000	1,909,497
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	750,000	824,625
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2018 (c)	165,000	203,006
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,516,320
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	582,409
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	420,792
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,315,000	1,344,548

		$7,340,070
Utilities - Municipal Owned - 1.8%
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	$695,000	$739,577
Nebraska Public Power District Rev., “C”, 5%, 2018	1,685,000	1,824,585
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	565,000	621,833
South Carolina Public Service Authority Rev., “A”, 5.125%, 2043	525,000	543,191
South Carolina Public Service Authority Rev., “B”, 5.125%, 2043	1,300,000	1,345,045

		$5,074,231
Utilities - Other - 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$210,000	$271,221
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	465,000	567,644
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 2018	635,000	717,848
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	1,775,000	2,009,726
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	285,000	314,791
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	440,000	499,110

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	$455,000	$465,251
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	564,835
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	89,098
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	610,266
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	976,830
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	478,980
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	240,000	242,038

		$7,807,638
Water & Sewer Utility Revenue - 11.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$862,799
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,990,000	2,161,399
Clairton, PA, Municipal Authority, “B”, 5%, 2037	265,000	259,562
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	55,000	39,163
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	1,100,000	1,224,344
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	270,000	298,804
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	910,000	1,001,337
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	40,000	43,764
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	1,965,000	2,086,869
Detroit, MI, Sewage Disposal System Rev., “B”, 5.5%, 2022	1,845,000	1,851,052
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 2039	1,120,000	1,031,610
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	3,200,000	3,613,120
Guam Water & Wastewater System Rev., 5.25%, 2020	80,000	86,917
Guam Water & Wastewater System Rev., 5.25%, 2021	235,000	254,129
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 2025	15,000	8,199
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 2026	170,000	85,765
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 2029	245,000	99,340
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 2034	350,000	98,368
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 2035	660,000	172,616
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 2015	55,000	57,374
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 2016	120,000	128,393
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 2017	160,000	174,061
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 2018	165,000	180,660
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 2021	185,000	198,474
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 2023	275,000	291,404
King County, WA, Sewer Rev., 5%, 2040	2,750,000	2,888,078
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 2043	2,195,000	2,228,913
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 2037	1,850,000	451,382
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	1,280,000	1,382,490
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	1,345,000	1,428,202
New York Environmental Facilities, “C”, 5%, 2041	1,860,000	1,979,951
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	3,900,000	4,172,025

		$30,840,564
Total Municipal Bonds		$386,843,643

Money Market Funds - 6.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	18,651,605	$18,651,605
Total Investments		$405,495,248

Other Assets, Less Liabilities - (4.3)%		(12,062,696)

ARPS, at liquidation value (issued by the fund) - (2.6)%		(7,275,000)

VMTPS, at liquidation value (issued by the fund) - (38.1)%		(106,475,000)
Net assets applicable to common shares - 100.0%		$279,682,552

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,956,074 representing 1.4% of net assets applicable to common shares.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 1/31/14

Futures Contracts Outstanding at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivative
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	80	$10,687,500	March - 2014	$(236,530)

At January 31, 2014, the fund had cash collateral of $200,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$386,843,643	$—	$386,843,643
Mutual Funds	18,651,605	—	—	18,651,605
Total Investments	$18,651,605	$386,843,643	$—	$405,495,248

Other Financial Instruments
Futures Contracts	$(236,530)	$—	$—	$(236,530)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$384,472,344
Gross unrealized appreciation	17,492,766
Gross unrealized depreciation	(12,755,562)
Net unrealized appreciation (depreciation)	$4,737,204

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,743,196	24,026,437	(24,118,028)	18,651,605

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,034	$18,651,605

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.